Risk management (Tables)	12 Months Ended
Dec. 31, 2020
Risk management
Group’s financial liabilities based on contractual undiscounted payments.

							Total
	Less than	3 to 6	6 to 12	1 to 5	Greater than	No contractual	undiscounted
	3 months	months	months	years	5 years	maturity date	cash outflows
December 31, 2020	$'000	$'000	$'000	$'000	$'000	$'000	$'000
Loan interest payable	9,342	10,151	19,493	163,596	11,942	—	214,524
Other liabilities	40,582	600	1,203	8,319	6,541	—	57,245
Loan capital	—	—	—	434,313	238,858	—	673,171
Capital provision asset subparticipations	—	—	—	—	—	14,107	14,107
Third-party interests in consolidated entities	—	—	—	—	—	248,581	248,581
	49,924	10,751	20,696	606,228	257,341	262,688	1,207,628

							Total
	Less than	3 to 6	6 to 12	1 to 5	Greater than	No contractual	undiscounted
	3 months	months	months	years	5 years	maturity date	cash outflows
December 31, 2019	$'000	$'000	$'000	$'000	$'000	$'000	$'000
Financial liabilities at fair value through profit or loss	91,493	—	—	—	—	—	91,493
Due to brokers	51,401	—	—	—	—	—	51,401
Loan interest payable	9,376	9,825	19,201	138,155	34,143	—	210,700
Other liabilities	28,072	791	1,587	12,455	10,029	—	52,934
Loan capital	—	—	—	250,990	411,175	—	662,165
Capital provision asset subparticipations	—	—	—	—	—	13,944	13,944
Third-party interests in consolidated entities	—	—	—	—	—	235,720	235,720
	180,342	10,616	20,788	401,600	455,347	249,664	1,318,357

Assets and liabilities split between a current and non-current classification.

	December 31, 2020			December 31, 2019
	Current	Non-current	Total	Current	Non-current	Total
Assets	$'000	$'000	$'000	$'000	$'000	$'000
Cash and cash equivalents	322,189	—	322,189	186,621	—	186,621
Cash management assets	16,594	—	16,594	37,966	—	37,966
Due from brokers	—	—	—	95,226	—	95,226
Other assets	21,377	10,577	31,954	9,207	4,056	13,263
Due from settlement of capital provision assets	28,802	3,750	32,552	50,608	3,750	54,358
Capital provision assets	—	2,176,124	2,176,124	—	2,045,329	2,045,329
Equity securities	—	—	—	31,367	29	31,396
Property, plant and equipment	—	14,593	14,593	—	20,184	20,184
Intangible asset	—	—	—	—	8,703	8,703
Goodwill	—	134,032	134,032	—	133,999	133,999
Deferred tax asset	—	256	256	—	24,939	24,939
Total assets	388,962	2,339,332	2,728,294	410,995	2,240,989	2,651,984

	December 31, 2020			December 31, 2019
	Current	Non-current	Total	Current	Non-current	Total
Liabilities	$'000	$'000	$'000	$'000	$'000	$'000
Financial liabilities at fair value through profit or loss	—	—	—	91,493	—	91,493
Due to brokers	—	—	—	51,401	—	51,401
Loan interest payable	9,556	—	9,556	9,462	—	9,462
Other liabilities	41,759	24,340	66,099	29,324	22,106	51,430
Loan capital	—	667,814	667,814	—	655,880	655,880
Capital provision asset subparticipations	—	14,107	14,107	—	13,944	13,944
Third-party interests in consolidated entities	—	248,581	248,581	—	235,720	235,720
Deferred tax liability	—	22,325	22,325	—	9,662	9,662
Total liability	51,315	977,167	1,028,482	181,680	937,312	1,118,992

Schedule of net exposure to currency risk

	Capital provision assets	Other net assets/ (liabilities)
	$'000	$'000
US dollar	1,923,819	14,393
Sterling	79,748	(490,626)
Euro	168,975	78
Australian dollar	3,582	(157)
Swiss Franc	—	—
	2,176,124	(476,312)

At December 31, 2019, the Group’s net exposure to currency risk was analyzed as follows:

	Capital provision assets	Other net assets/ (liabilities)
	$'000	$'000
US dollar	1,837,750	(31,425)
Sterling	65,290	(480,912)
Euro	139,418	—
Australian Dollar	2,689	—
Swiss Franc	182	—
	2,045,329	(512,337)

	2020	2019
	$'000	$'000
Sterling	(41,088)	(41,562)
Euro	16,905	13,942
Australian Dollar	343	269
Swiss Franc	—	18

Schedule of exposure to interest rate risk

	2020	2019
	$'000	$'000
Non interest-bearing	1,910,683	1,666,761
Interest-bearing -floating	390,662	374,904
Interest-bearing -fixed rate	(601,533)	(508,673)
Total net assets	1,699,812	1,532,992

Schedule of maturity profile of interest-bearing assets and liabilities

	Floating	Fixed	Total
Maturity period at December 31, 2020	$'000	$'000	$'000
Assets
Less than 3 months	329,570	1,154	330,724
3 to 6 months	—	1,575	1,575
6 to 12 months	—	1,606	1,606
1 to 2 years	—	1,717	1,717
Greater than 2 years	61,092	65,585	126,677
Liabilities			—
1 to 2 years	—	(117,823)	(117,823)
Greater than 2 years	—	(555,347)	(555,347)
Net asset/(liabilities)	390,662	(601,533)	(210,871)

	Floating	Fixed	Total
Maturity period at December 31, 2019	$'000	$'000	$'000
Assets
Less than 3 months	310,646	955	311,601
3 to 6 months	—	802	802
6 to 12 months	—	654	654
1 to 2 years	—	2,140	2,140
Greater than 2 years	64,258	148,941	213,199
Liabilities
Greater than 2 years	—	(662,165)	(662,165)
Net asset/(liabilities)	374,904	(508,673)	(133,769)